Provisions (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Provisions [Abstract]
Current provisions	$ 29.3	$ 57.4
Non-current provisions	49.1	35.4
Provisions	78.4	92.8	$ 32.1
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Current provisions	9.5	11.2
Non-current provisions	24.7	23.9
Provisions	34.2	35.1	16.3
Restructuring [Member]
Provisions [Abstract]
Current provisions	12.0	39.2
Non-current provisions	24.4	11.5
Provisions	36.4	50.7	12.1
Legal [Member]
Provisions [Abstract]
Current provisions	5.7	7.0
Non-current provisions	0.0	0.0
Provisions	5.7	7.0	3.2
Other [Member]
Provisions [Abstract]
Current provisions	2.1	0.0
Non-current provisions	0.0	0.0
Provisions	$ 2.1	$ 0.0	$ 0.5